Goodwill and Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2021	Oct. 31, 2018	Apr. 30, 2018	Nov. 30, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Impairment charges against goodwill or intangible assets	$ 0	$ 0	$ 0
Term of strategic plan	3 years
Term used to extrapolate cash flow projections	5 years
Growth rate used to extrapolate cash flow projections (percentage)	2.00%
Goodwill	$ 324,200,000	$ 198,600,000
Length of forecast period	5 years
Impakt Acquisition
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 112,400,000
Acquisitions prior to Impakt acquisition
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill					$ 19,500,000
Karel
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill							$ 3,700,000
Atrenne
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill						$ 62,600,000
PCI
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill				$ 126,000,000.0